Condensed financial statements of the parent company only - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and demand deposits with banks - Non-interest bearing	$ 89,381	$ 110,741
Demand deposits with banks - Interest bearing	340,256	326,437
Cash equivalents - Interest bearing	1,105,501	1,664,473
Cash due from banks	1,535,138	2,101,651	$ 2,288,890	$ 2,063,311
Securities purchased under agreement to resell	178,769	148,813
Short-term investments	249,984	519,755
Investment in securities
Trading	6,824	6,313
Available-for-sale	3,317,440	3,332,738
Held-to-maturity (fair value: $695,758 (2016: $498,367))	1,381,955	1,061,103
Total investment in securities	4,706,219	4,400,154
Loans to third parties, net of allowance for credit losses	3,776,862	3,570,478
Accrued interest	24,915	22,780
Other assets, including premises, equipment and computer software, equity method investments and other real estate owned	58,739	82,549
Total assets	10,779,237	11,103,545
Customer deposits
Non-interest bearing	2,480,168	2,385,353
Interest bearing	5,341,632	5,804,310
Total deposits	9,536,458	10,033,649
Employee benefit plans	128,798	139,967
Accrued interest	2,376	2,143
Pending payable for investments purchased	51,913	0
Other liabilities	119,811	100,044
Total other liabilities	302,898	242,154
Long-term debt	117,000	117,000
Total liabilities	9,956,356	10,392,803
Shareholders' equity
Total shareholders’ equity	822,881	710,742	750,354
Total liabilities and shareholders’ equity	10,779,237	11,103,545
Held-to-maturity, fair value	1,377,354	1,046,828
Banks
Customer deposits
Non-interest bearing	442	340
Interest bearing	7,704	19,751
Total deposits	12,466	23,796
Customers
Customer deposits
Non-interest bearing	2,479,726	2,385,013
Interest bearing	5,333,928	5,784,559
Total deposits	9,523,992	10,009,853
Bank of N.T. Butterfield & Son Ltd
Assets
Cash and demand deposits with banks - Non-interest bearing	23,774	28,032
Demand deposits with banks - Interest bearing	192,099	136,373
Cash equivalents - Interest bearing	389,120	1,042,365
Cash due from banks	604,993	1,206,770	$ 845,410	$ 694,596
Securities purchased under agreement to resell	178,769	148,813
Short-term investments	109,322	447,748
Investment in securities
Trading	6,824	6,313
Available-for-sale	2,234,979	2,170,155
Held-to-maturity (fair value: $695,758 (2016: $498,367))	697,531	507,239
Total investment in securities	2,939,334	2,683,707
Loans to third parties, net of allowance for credit losses	1,960,103	1,909,093
Accrued interest	12,149	15,035
Other assets, including premises, equipment and computer software, equity method investments and other real estate owned	203,518	217,795
Total assets	6,455,657	7,077,047
Customer deposits
Total deposits	5,265,075	6,066,432
Employee benefit plans	127,687	133,834
Accrued interest	1,171	1,690
Pending payable for investments purchased	51,913	0
Other liabilities	69,930	47,348
Total other liabilities	250,701	182,872
Long-term debt	117,000	117,000
Total liabilities	5,632,776	6,366,304
Shareholders' equity
Total shareholders’ equity	822,881	710,743
Total liabilities and shareholders’ equity	6,455,657	7,077,047
Held-to-maturity, fair value	695,758	498,367
Bank of N.T. Butterfield & Son Ltd | Banks
Investment in securities
Net assets of subsidiaries	373,576	327,149
Loans to subsidiaries	13,517	54,207
Customer deposits
Total deposits	12,252	119,331
Bank of N.T. Butterfield & Son Ltd | Customers
Investment in securities
Net assets of subsidiaries	2,543	11,610
Loans to subsidiaries	57,833	55,120
Customer deposits
Non-interest bearing	1,840,201	1,733,684
Interest bearing	3,412,622	4,213,417
Total deposits	$ 5,252,823	$ 5,947,101